Income Taxes (Operating Loss Carryforwards) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 7.0	$ 6.7